Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Trading Assets and Liabilities [Abstract]
Schedule Of Fair Value Of Trading Assets and Liabilities [Table Text Block]
The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2013	2012
Trading assets:
Sovereign bonds	-	5,146
Cross-currency swaps	-	49
Forward foreign exchange	-	50
Future contracts	-	20
Total	-	5,265

Trading liabilities:
Interest rate swaps	65	100
Cross-currency interest rate swaps	7	32,182
Forward foreign exchange	-	22
Total	72	32,304

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
During 2013, 2012 and 2011, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31
(In thousands of US$)	2013	2012	2011

Interest rate swaps	(9)	(310)	(299)
Cross-currency swaps	67	-	-
Cross-currency interest rate swaps	3,236	11,537	(4,858)
Forward foreign exchange	(6)	27	93
Future contracts	191	207	(29)
Total	3,479	11,461	(5,093)

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
As of December 31, 2013 and 2012, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2013			2012
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	14,000	-	65	35,291	-	100
Cross-currency interest rate swaps	600	-	7	155,081	49	32,182
Forward foreign exchange	-	-	-	7,152	50	22
Future contracts	-	-	-	6,896	20	-
Total	14,600	-	72	204,420	119	32,304